21. Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 47	$ 86	$ 119	$ 191
Exploration expenditures written off (includes dry wells and signature bonuses)	12	14	38	64
Contractual penalties	4		10	14
Other exploration expenses	2	0	2	5
Total expenses	65	100	169	274
Cash used in :
Operating activities	48	87	120	196
Investment activities	127	104	276	198
Total cash used	$ 175	$ 191	$ 396	$ 394